Significant accounting policies - Capitalization of Interest (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Capitalization [Line Items]
Total	CAD 10,245	CAD 7,200
Non-regulated property
Schedule of Capitalization [Line Items]
Interest capitalized on non-regulated property	5,558	3,259
Interest expense
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	1,673	1,167
Interest, dividend and other income
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	CAD 3,014	CAD 2,774